Series A Notes, Net Of Current Maturities (Narrative) (Details)	1 Months Ended						12 Months Ended
	May 31, 2012 USD ($)	May 31, 2012 ILS	Mar. 31, 2012 USD ($)	Mar. 31, 2012 ILS	Jun. 30, 2010 USD ($) item	Jun. 30, 2010 ILS	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 ILS	May 31, 2012 4.84% First Amount [Member] ILS	May 31, 2012 4.84% Second Amount [Member] ILS	May 31, 2012 Average spread 2.02% [Member] USD ($)	May 31, 2012 Average spread 2.285% [Member] USD ($)	Dec. 31, 2012 LIBOR 0.45% [Member]
Derivative [Line Items]
Notes issued						1,100,000,000
Amount of Series A Note	24,407,000	92,000,000	217,420,000	807,000,000
Proceeds from issuance of Series A Notes	24,900,000	95,000,000	224,000,000	831,000,000	283,000,000		246,973,000		283,213,000
Number of equal annual installments associated with note, in installments					10	10
Description of maturity period					payable in 10 equal annual installments on June 30 of each of the years 2011 through 2020.	payable in 10 equal annual installments on June 30 of each of the years 2011 through 2020.
Fixed interest rate of Series A Notes					4.84%	4.84%	4.84%		4.84%
Maturity date of first interest payment					Dec. 30, 2010	Dec. 30, 2010
Interest expense on Series A Notes							10,787,000	5,753,000	4,395,000
Cross currency interest rate swap transaction term, in years							10 years
Cross currency interest rate swap, amount							287,000,000			1,100,000,000	807,000,000	92,000,000	217,300,000	24,100,000
Average spread on LIBOR							1.65%		1.84%				2.02%	2.285%	1.84%
Effective interest rate							0.45%
Fixed interest rate											4.84%
LIBOR measurement term, in months							6 months
Series A Notes issuance costs	94,000		2,010,000		2,530,000		2,035,000		2,530,000
Series A Notes issuance costs, discount			1,795,000		2,164,000
Premium amount	260,000		3,675,000
Amortization of deferred issuance costs			215,000		366,000		153,000	422,000	258,000
Amortization of Series A Notes discount (premium) and related issuance costs, net							$ 153,000	$ 422,000	$ (258,000)
Variable rate basis of fair value hedge transactions							Under the cross currency interest rate swaps, the Company will receive fixed NIS at a rate of 4.84% on NIS 1.1 billion and pay floating six-month USD LIBOR + an average spread of 1.65% on $287,000, which reflects the U.S. dollar value of the Series A Notes on the specific dates the transactions were consumed.